Financial instruments - Allowance for Expected Credit Losses (Details) - Accumulated impairment - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets	$ 6,445	$ 5,056
Increase	3,541	4,597
Write-offs	(4,362)	(3,208)
Financial assets	$ 5,624	$ 6,445